NOTE PAYABLE – RELATED PARTY	12 Months Ended	15 Months Ended
	Apr. 30, 2024	Jul. 31, 2024
Debt Disclosure [Abstract]
NOTE PAYABLE – RELATED PARTY

Note 7: NOTE PAYABLE - RELATED PARTY

The discussion of note payable - related party only includes those that existed as of April 30, 2023. For a discussion of all prior note payable - related party we refer you to the Annual Report on Form 10-K filed September 14, 2023 for the fiscal year end April 30, 2023.

On January 14, 2022, the Company entered into two loan agreements with related party lenders, each for $1,000,000, pursuant to which the Company received a total amount of $2,000,000. The loans bear interest at a rate of 8% per annum and are required to be repaid in full by April 30, 2022 or such other date as may be accepted by the lenders. The Company is not permitted to make any distribution or pay any dividends unless or until the loans are repaid in full. On June 28, 2022, the Company entered into amendments for the two related party loan agreements with the lenders in which the repayment date was extended to July 31, 2024.

There was $1,169,291 and $1,953,842 in outstanding borrowings from related parties as of April 30, 2024 and 2023. Interest expense related to the related parties for the years ended April 30, 2024 and 2023 amounted to $0 and $293,090, respectively. Accrued interest due to related parties as of April 30, 2024 and 2023 amounted to $917,957 and $917,957, respectively. The accrued interest includes notes that were either repaid or converted but the interest remained.

On January 6, 2023, we sold certain of our inventory including all components, parts, additions and accessions thereto to Yonah Kalfa and Naftali Kalfa who immediately consigned it back to us in exchange for a payment of $103 per ball launcher we sell until we have paid them an aggregate total of $2,092,700, which represents payment in full of the principal amounts of and accrued interest in respect of the Loan Agreements (as defined above) and certain other expenses they incurred in connection with the Company.

Note 7: NOTE PAYABLE – RELATED PARTY

The discussion of note payable – related party only includes those that existed as of April 30, 2024. For a discussion of all prior note payable – related party we refer you to the Annual Report on Form 10-K filed July 25, 2024 for the fiscal year end April 30, 2024.

On January 14, 2022, the Company entered into two loan agreements with related party lenders, each for $1,000,000, pursuant to which the Company received a total amount of $2,000,000 (the “Loan Agreements”). The loans bear interest at a rate of 8% per annum and are required to be repaid in full by April 30, 2022 or such other date as may be accepted by the lenders. The Company is not permitted to make any distribution or pay any dividends unless or until the loans are repaid in full.

There was $1,169,291 and $1,169,291 in outstanding borrowings from related parties as of July 31, 2024 and April 30, 2024. Interest expense related to the related parties for the three months ended July 31, 2024 and 2023 amounted to $0 and $0 respectively. Accrued interest due to related parties as of July 31, 2024 and April 30, 2024 amounted to $917,957 and $917,957, respectively. The accrued interest includes notes that were either repaid or converted but the interest remained.

On January 6, 2023, we sold certain of our inventory including all components, parts, additions and accessions thereto to Yonah Kalfa and Naftali Kalfa who immediately consigned it back to us in exchange for a payment of $103 per ball launcher we sell until we have paid them an aggregate total of $2,092,700, which represents payment in full of the principal amounts of and accrued interest in respect of the Loan Agreements (as defined above) and certain other expenses they incurred in connection with the Company.